Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income
Net Income	$ 12,786	$ 24,144	$ 28,640	$ 126,071
Other comprehensive loss, net of tax
Other comprehensive loss net, of tax			0	0
Comprehensive Income	$ 12,786	$ 24,144	$ 28,640	$ 126,071